Financial Instruments and Risk Management (Schedule of Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 2,025	$ 1,774
Cash and cash equivalents [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	291	327
Short term investments and deposits [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	205	115
Trade receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	1,365	1,260
Other receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	49	33
Derivatives [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	96	19
Other non-current assets [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 19	$ 20